RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2025
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

15. RESTRICTED NET ASSETS

CSI Solar may pay dividends only from retained earnings determined in accordance with the local accounting standards and at least 10% of its annual after-tax income is required to be allocated to a statutory general reserve until such reserve cumulatively reaches 50% of its registered capital. Distribution of registered share capital also requires approval from the local authorities. As a result, a portion of CSI Solar’s net assets is restricted and cannot be transferred to the Company through dividends, loans or advances. Accordingly, the statutory general reserve and registered share capital of CSI Solar are considered restricted net assets, totaling $1,483,016 as of December 31, 2025.

There were no distribution received from CSI Solar in 2023. The Company received an aggregate of $34,667 and $26,958 in cash, net of $3,852 and $2,995 in withholding tax, from dividends distributed by CSI Solar in 2024 and 2025, respectively.